UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Chariot Absolute Return Currency Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)

Principal ($)		Coupon Rate (%)	Maturity Date	Value
	SHORT-TERM INVESTMENTS - 73.0%
	MONEY MARKET FUNDS - 73.0%
2,716,525	AIM STIT - Liquid Assets Portfolio	0.19	3/31/2010	$ 2,716,525
2,716,525	AIM STIT-STIC Prime Portfolio	0.12	3/31/2010	2,716,525
2,716,525	BlackRock Liquidity Funds TempFund Portfolio	0.12	3/31/2010	2,716,525
2,716,525	Fifth Third Institutional Government Money Market Fund	0.15	3/31/2010	2,716,525
2,716,525	Fifth Third Institutional Money Market Fund	0.06	3/31/2010	2,716,525
				13,582,625

	TOTAL SHORT-TERM INVESTMENTS - 73.0% (Cost $13,582,625)			13,582,625

	TOTAL INVESTMENTS - 73.0% (Cost $13,582,625)			$ 13,582,625
	OTHER ASSETS AND LIABILITIES - 27.0%			5,011,845
	TOTAL NET ASSETS - 100.0%			$ 18,594,470

*Non-income producing security

At September 30, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:				$ -
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:				-
Net unrealized appreciation:				$ -

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 13,582,625	$ -	$ -	$ 13,582,625
Total	$ 13,582,625	$ -	$ -	$ 13,582,625
Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Exchange Contracts	$ 11,216	$ -	$ -	$ 11,216
Total	$ 11,216	$ -	$ -	$ 11,216

The Fund did not hold any Level 3 securities during the period.

Forward Foreign Exchange Contracts - (0.1)%
	Contract To
Settlement Date	Receive		Deliver		Unrealized Gain (Loss)
10/1/2009	United States Dollar	87,226.00	Australian Dollar	100,000.00	$ (1,024.50)
10/1/2009	United States Dollar	87,241.00	Australian Dollar	100,000.00	(1,009.50)
10/1/2009	United States Dollar	87,380.00	Australian Dollar	100,000.00	(870.50)
10/1/2009	United States Dollar	87,419.00	Australian Dollar	100,000.00	(831.50)
10/1/2009	United States Dollar	1,592,960.00	British Pound	1,000,000.00	(7,902.00)
10/1/2009	United States Dollar	1,592,970.00	British Pound	1,000,000.00	(7,892.00)
10/1/2009	United States Dollar	1,595,070.00	British Pound	1,000,000.00	(5,792.00)
10/1/2009	United States Dollar	319,132.00	British Pound	200,000.00	(1,040.40)
10/1/2009	United States Dollar	1,594,920.00	British Pound	1,000,000.00	(5,942.00)
10/1/2009	United States Dollar	1,595,160.00	British Pound	1,000,000.00	(5,702.00)
10/1/2009	United States Dollar	318,374.00	British Pound	200,000.00	(1,798.40)
10/1/2009	United States Dollar	200,000.00	Canadian Dollars	215,756.00	(1,255.16)
10/1/2009	United States Dollar	200,000.00	Canadian Dollars	214,892.00	(449.23)
10/1/2009	United States Dollar	200,000.00	Canadian Dollars	214,892.00	(449.23)
10/1/2009	United States Dollar	200,000.00	Canadian Dollars	214,910.00	(466.02)
10/1/2009	United States Dollar	145,737.00	Euro	100,000.00	(553.00)
10/1/2009	United States Dollar	290,944.00	Euro	200,000.00	(1,636.00)
10/1/2009	United States Dollar	291,472.00	Euro	200,000.00	(1,108.00)
10/1/2009	United States Dollar	290,928.00	Euro	200,000.00	(1,652.00)
10/1/2009	United States Dollar	145,692.00	Euro	100,000.00	(598.00)
10/1/2009	United States Dollar	290,898.00	Euro	200,000.00	(1,682.00)
10/1/2009	United States Dollar	291,014.00	Euro	200,000.00	(1,566.00)
10/1/2009	United States Dollar	290,754.00	Euro	200,000.00	(1,826.00)
10/1/2009	United States Dollar	145,660.00	Euro	100,000.00	(630.00)
10/1/2009	United States Dollar	290,718.00	Euro	200,000.00	(1,862.00)
10/1/2009	United States Dollar	291,194.00	Euro	200,000.00	(1,386.00)
10/1/2009	United States Dollar	290,600.00	Euro	200,000.00	(1,980.00)
10/1/2009	United States Dollar	1,453,680.00	Euro	1,000,000.00	(9,220.00)
10/1/2009	United States Dollar	1,456,170.00	Euro	1,000,000.00	(6,730.00)
10/1/2009	United States Dollar	145,377.00	Euro	100,000.00	(913.00)
10/1/2009	United States Dollar	100,000.00	Japanese Yen	8,989,700.00	(454.80)
10/1/2009	United States Dollar	100,000.00	Japanese Yen	8,992,900.00	(490.56)
10/1/2009	United States Dollar	100,000.00	Japanese Yen	8,995,500.00	(519.61)
10/1/2009	United States Dollar	100,000.00	Japanese Yen	9,003,300.00	(606.77)
10/1/2009	United States Dollar	100,000.00	Japanese Yen	9,006,300.00	(640.30)
10/1/2009	United States Dollar	200,000.00	Japanese Yen	18,010,200.00	(1,253.77)
10/1/2009	United States Dollar	200,000.00	Japanese Yen	18,016,000.00	(1,318.58)
10/1/2009	United States Dollar	200,000.00	Japanese Yen	18,017,600.00	(1,336.46)
10/1/2009	United States Dollar	200,000.00	Japanese Yen	18,020,800.00	(1,372.22)
10/1/2009	United States Dollar	100,000.00	Japanese Yen	9,011,600.00	(699.52)
10/1/2009	United States Dollar	200,000.00	Japanese Yen	18,029,000.00	(1,463.85)
10/1/2009	United States Dollar	200,000.00	Japanese Yen	18,030,600.00	(1,481.73)
10/1/2009	United States Dollar	200,000.00	Japanese Yen	18,063,400.00	(1,848.25)
10/1/2009	United States Dollar	200,000.00	Japanese Yen	18,052,000.00	(1,720.86)
10/1/2009	United States Dollar	283.01	Japanese Yen	25,400.00	(0.82)
10/1/2009	Australian Dollar	100,000.00	United States Dollar	87,307.00	943.50
10/1/2009	Australian Dollar	87,336.00	United States Dollar	100,000.00	914.50
10/1/2009	Australian Dollar	87,348.00	United States Dollar	100,000.00	902.50
10/1/2009	Australian Dollar	87,503.00	United States Dollar	100,000.00	747.50
10/1/2009	British Pound	318,768.00	United States Dollar	200,000.00	1,404.40
10/1/2009	British Pound	1,000,000.00	United States Dollar	1,595,020.00	5,842.00
10/1/2009	British Pound	1,000,000.00	United States Dollar	1,594,640.00	6,222.00
10/1/2009	British Pound	200,000.00	United States Dollar	319,130.00	1,042.40
10/1/2009	British Pound	1,000,000.00	United States Dollar	1,595,260.00	5,602.00
10/1/2009	British Pound	1,000,000.00	United States Dollar	1,595,980.00	4,882.00
10/1/2009	British Pound	1,000,000.00	United States Dollar	1,593,430.00	7,432.00
10/1/2009	Canadian Dollar	215,794.00	United States Dollar	200,000.00	1,290.61
10/1/2009	Canadian Dollar	215,086.00	United States Dollar	200,000.00	630.19
10/1/2009	Canadian Dollar	214,804.00	United States Dollar	200,000.00	367.15
10/1/2009	Canadian Dollar	214,736.00	United States Dollar	200,000.00	303.72
10/1/2009	Canadian Dollar	30.00	United States Dollar	28.06	(0.08)
10/1/2009	Euro	1,000,000.00	United States Dollar	1,454,810.00	8,090.00
10/1/2009	Euro	100,000.00	United States Dollar	145,543.00	747.00
10/1/2009	Euro	200,000.00	United States Dollar	291,562.00	1,018.00
10/1/2009	Euro	200,000.00	United States Dollar	291,028.00	1,552.00
10/1/2009	Euro	100,000.00	United States Dollar	145,472.00	818.00
10/1/2009	Euro	100,000.00	United States Dollar	145,504.00	786.00
10/1/2009	Euro	200,000.00	United States Dollar	291,006.00	1,574.00
10/1/2009	Euro	100,000.00	United States Dollar	145,538.00	752.00
10/1/2009	Euro	100,000.00	United States Dollar	145,542.00	748.00
10/1/2009	Euro	100,000.00	United States Dollar	145,623.00	667.00
10/1/2009	Euro	200,000.00	United States Dollar	290,858.00	1,722.00
10/1/2009	Euro	200,000.00	United States Dollar	290,822.00	1,758.00
10/1/2009	Euro	200,000.00	United States Dollar	291,338.00	1,242.00
10/1/2009	Euro	200,000.00	United States Dollar	291,388.00	1,192.00
10/1/2009	Euro	200,000.00	United States Dollar	290,634.00	1,946.00
10/1/2009	Euro	1,000,000.00	United States Dollar	1,461,604.00	1,296.00
10/1/2009	Euro	1,000,000.00	United States Dollar	131,377,000.00	(5,224.79)
10/1/2009	Euro	1,000,000.00	United States Dollar	131,534,000.00	(5,239.77)
10/1/2009	Japanese Yen	8,982,700.00	United States Dollar	100,000.00	376.58
10/1/2009	Japanese Yen	8,981,200.00	United States Dollar	100,000.00	359.82
10/1/2009	Japanese Yen	9,007,600.00	United States Dollar	100,000.00	654.82
10/1/2009	Japanese Yen	9,007,600.00	United States Dollar	100,000.00	654.82
10/1/2009	Japanese Yen	18,029,600.00	United States Dollar	200,000.00	1,470.56
10/1/2009	Japanese Yen	18,014,200.00	United States Dollar	200,000.00	1,298.47
10/1/2009	Japanese Yen	9,011,700.00	United States Dollar	100,000.00	700.64
10/1/2009	Japanese Yen	9,014,300.00	United States Dollar	100,000.00	729.69
10/1/2009	Japanese Yen	18,023,000.00	United States Dollar	200,000.00	1,396.80
10/1/2009	Japanese Yen	18,021,600.00	United States Dollar	200,000.00	1,381.16
10/1/2009	Japanese Yen	18,017,800.00	United States Dollar	200,000.00	1,338.70
10/1/2009	Japanese Yen	18,031,400.00	United States Dollar	200,000.00	1,490.67
10/1/2009	Japanese Yen	18,032,200.00	United States Dollar	200,000.00	1,499.61
10/1/2009	Japanese Yen	18,067,400.00	United States Dollar	200,000.00	1,892.95
10/1/2009	Japanese Yen	131,389,000.00	Euro	1,000,000.00	5,225.94
10/1/2009	Japanese Yen	131,544,000.00	Euro	1,000,000.00	5,240.72
10/2/2009	United States Dollar	87,087.00	Australian Dollar	100,000.00	(1,149.19)
10/2/2009	United States Dollar	87,578.00	Australian Dollar	100,000.00	(658.19)
10/2/2009	United States Dollar	87,931.00	Australian Dollar	100,000.00	(305.19)
10/2/2009	United States Dollar	1,598,480.00	British Pound	1,000,000.00	(2,366.20)
10/2/2009	United States Dollar	1,598,510.00	British Pound	1,000,000.00	(2,336.20)
10/2/2009	United States Dollar	31,915.20	British Pound	20,000.00	(101.72)
10/2/2009	United States Dollar	32,023.80	British Pound	20,000.00	6.88
10/2/2009	United States Dollar	1,605,450.00	British Pound	1,000,000.00	4,603.80
10/2/2009	United States Dollar	32,003.20	British Pound	20,000.00	(13.72)
10/2/2009	United States Dollar	1,599,070.00	British Pound	1,000,000.00	(1,776.20)
10/2/2009	United States Dollar	1,598,480.00	British Pound	1,000,000.00	(2,366.20)
10/2/2009	United States Dollar	292,778.00	Euro	200,000.00	198.31
10/2/2009	United States Dollar	29,165.20	Euro	20,000.00	(92.77)
10/2/2009	United States Dollar	73,116.50	Euro	50,000.00	(28.42)
10/2/2009	United States Dollar	145,836.00	Euro	100,000.00	(453.85)
10/2/2009	United States Dollar	29,236.60	Euro	20,000.00	(21.37)
10/2/2009	United States Dollar	29,205.60	Euro	20,000.00	(52.37)
10/2/2009	United States Dollar	1,462,580.00	Euro	1,000,000.00	(318.47)
10/2/2009	United States Dollar	29,230.40	Euro	20,000.00	(27.57)
10/2/2009	United States Dollar	1,461,600.00	Euro	1,000,000.00	(1,298.47)
10/2/2009	United States Dollar	1,465,900.00	Euro	1,000,000.00	3,001.53
10/2/2009	United States Dollar	292,560.00	Euro	200,000.00	(19.69)
10/2/2009	United States Dollar	292,472.00	Euro	200,000.00	(107.69)
10/2/2009	United States Dollar	292,346.00	Euro	200,000.00	(233.69)
10/2/2009	United States Dollar	292,474.00	Euro	200,000.00	(105.69)
10/2/2009	United States Dollar	146,276.00	Euro	100,000.00	(13.85)
10/2/2009	United States Dollar	146,296.00	Euro	100,000.00	6.15
10/2/2009	United States Dollar	292,354.00	Euro	200,000.00	(225.69)
10/2/2009	United States Dollar	292,416.00	Euro	200,000.00	(163.69)
10/2/2009	United States Dollar	878,682.00	Euro	600,000.00	942.92
10/2/2009	United States Dollar	1,464,180.00	Euro	1,000,000.00	1,281.53
10/2/2009	United States Dollar	1,465,640.00	Euro	1,000,000.00	2,741.53
10/2/2009	United States Dollar	146,276.00	Euro	100,000.00	(13.85)
10/2/2009	United States Dollar	1,464,200.00	Euro	1,000,000.00	1,301.53
10/2/2009	United States Dollar	100,000.00	Japanese Yen	9,018,400.00	(776.84)
10/2/2009	United States Dollar	100,000.00	Japanese Yen	9,020,600.00	(801.42)
10/2/2009	United States Dollar	100,000.00	Japanese Yen	9,020,500.00	(800.31)
10/2/2009	United States Dollar	100,000.00	Japanese Yen	9,014,400.00	(732.14)
10/2/2009	United States Dollar	200,000.00	Japanese Yen	17,924,400.00	(297.65)
10/2/2009	United States Dollar	200,000.00	Japanese Yen	17,930,600.00	(366.94)
10/2/2009	United States Dollar	100,000.00	Japanese Yen	9,025,300.00	(853.94)
10/2/2009	United States Dollar	200,000.00	Japanese Yen	17,937,800.00	(447.39)
10/2/2009	United States Dollar	100,000.00	Japanese Yen	9,036,200.00	(975.75)
10/2/2009	United States Dollar	200,000.00	Japanese Yen	17,938,600.00	(456.33)
10/2/2009	United States Dollar	20,000.00	Japanese Yen	1,793,440.00	(40.94)
10/2/2009	United States Dollar	100,000.00	Japanese Yen	8,987,100.00	(427.07)
10/2/2009	United States Dollar	400,000.00	Japanese Yen	35,809,200.00	(152.79)
10/2/2009	United States Dollar	50,000.00	Japanese Yen	4,480,250.00	(64.92)
10/2/2009	United States Dollar	100,000.00	Japanese Yen	8,983,200.00	(383.49)
10/2/2009	United States Dollar	200,000.00	Japanese Yen	17,902,600.00	(54.05)
10/2/2009	United States Dollar	200,000.00	Japanese Yen	17,896,600.00	13.00
10/2/2009	United States Dollar	20,000.00	Japanese Yen	1,788,600.00	13.14
10/2/2009	United States Dollar	1,000,000.00	Japanese Yen	89,473,000.00	176.74
10/2/2009	United States Dollar	10,000.00	Japanese Yen	897,280.00	(26.73)
10/2/2009	United States Dollar	1,000,000.00	Swiss Franc	1,037,260.00	333.65
10/2/2009	United States Dollar	1,000,000.00	Swiss Franc	1,036,480.00	1,085.38
10/2/2009	Australian Dollar	100,000.00	United States Dollar	87,113.00	1,123.19
10/2/2009	Australian Dollar	100,000.00	United States Dollar	87,527.00	709.19
10/2/2009	Australian Dollar	100,000.00	United States Dollar	87,968.00	268.19
10/2/2009	British Pound	20,000.00	United States Dollar	31,972.00	44.92
10/2/2009	British Pound	1,000,000.00	United States Dollar	1,598,650.00	2,196.20
10/2/2009	British Pound	1,000,000.00	United States Dollar	1,599,100.00	1,746.20
10/2/2009	British Pound	1,000,000.00	United States Dollar	1,605,440.00	(4,593.80)
10/2/2009	British Pound	20,000.00	United States Dollar	32,058.80	(41.88)
10/2/2009	British Pound	20,000.00	United States Dollar	31,951.80	65.12
10/2/2009	British Pound	1,000,000.00	United States Dollar	1,598,540.00	2,306.20
10/2/2009	British Pound	1,000,000.00	United States Dollar	1,598,880.00	1,966.20
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.31	14.56
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.17	14.70
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.17	14.70
10/2/2009	Euro	14,019.17	United States Dollar	20,494.17	14.45
10/2/2009	Euro	20,000.00	United States Dollar	29,210.40	47.57
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	200,000.00	United States Dollar	293,002.00	(422.31)
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	50,000.00	United States Dollar	73,184.50	(39.58)
10/2/2009	Euro	100,000.00	United States Dollar	145,775.00	514.85
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	20,000.00	United States Dollar	29,187.20	70.77
10/2/2009	Euro	20,000.00	United States Dollar	29,223.20	34.77
10/2/2009	Euro	14,019.34	United States Dollar	20,494.31	14.56
10/2/2009	Euro	168,232.08	United States Dollar	245,539.77	566.68
10/2/2009	Euro	14,019.34	United States Dollar	20,494.59	14.28
10/2/2009	Euro	20,000.00	United States Dollar	29,196.60	61.37
10/2/2009	Euro	1,000,000.00	United States Dollar	1,462,500.00	398.47
10/2/2009	Euro	14,019.34	United States Dollar	20,494.59	14.28
10/2/2009	Euro	14,019.34	United States Dollar	20,494.73	14.14
10/2/2009	Euro	1,000,000.00	United States Dollar	1,464,020.00	(1,121.53)
10/2/2009	Euro	4,626.86	United States Dollar	6,763.96	4.67
10/2/2009	Euro	14,019.34	United States Dollar	20,494.73	14.14
10/2/2009	Euro	14,019.34	United States Dollar	20,494.59	14.28
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,493.75	15.12
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	200,000.00	United States Dollar	292,520.00	59.69
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	200,000.00	United States Dollar	292,494.00	85.69
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,493.75	15.12
10/2/2009	Euro	200,000.00	United States Dollar	292,516.00	63.69
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	200,000.00	United States Dollar	292,368.00	211.69
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	200,000.00	United States Dollar	292,396.00	183.69
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	14,019.34	United States Dollar	20,494.03	14.84
10/2/2009	Euro	400,000.00	United States Dollar	585,216.00	(56.61)
10/2/2009	Euro	200,000.00	United States Dollar	292,684.00	(104.31)
10/2/2009	Euro	200,000.00	United States Dollar	292,608.00	(28.31)
10/2/2009	Euro	200,000.00	United States Dollar	292,564.00	15.69
10/2/2009	Euro	1,000,000.00	United States Dollar	1,464,920.00	(2,021.53)
10/2/2009	Euro	1,000,000.00	United States Dollar	1,465,040.00	(2,141.53)
10/2/2009	Euro	100,000.00	United States Dollar	146,274.00	15.85
10/2/2009	Euro	1,000,000.00	United States Dollar	1,464,010.00	(1,111.53)
10/2/2009	Euro	200,000.00	Japanese Yen	26,129,400.00	(4.17)
10/2/2009	Euro	200,000.00	Japanese Yen	26,134,600.00	(4.18)
10/2/2009	Euro	200,000.00	Japanese Yen	26,170,000.00	(4.18)
10/2/2009	Euro	400,000.00	Japanese Yen	52,492,000.00	(8.37)
10/2/2009	Japanese Yen	9,010,100.00	United States Dollar	100,000.00	684.09
10/2/2009	Japanese Yen	9,009,600.00	United States Dollar	100,000.00	678.50
10/2/2009	Japanese Yen	17,943,400.00	United States Dollar	200,000.00	509.97
10/2/2009	Japanese Yen	17,942,400.00	United States Dollar	200,000.00	498.80
10/2/2009	Japanese Yen	9,011,100.00	United States Dollar	100,000.00	695.26
10/2/2009	Japanese Yen	17,933,200.00	United States Dollar	200,000.00	395.99
10/2/2009	Japanese Yen	9,010,600.00	United States Dollar	100,000.00	689.68
10/2/2009	Japanese Yen	17,935,400.00	United States Dollar	200,000.00	420.57
10/2/2009	Japanese Yen	9,031,100.00	United States Dollar	100,000.00	918.76
10/2/2009	Japanese Yen	4,469,000.00	United States Dollar	50,000.00	(60.80)
10/2/2009	Japanese Yen	17,879,600.00	United States Dollar	200,000.00	(202.97)
10/2/2009	Japanese Yen	9,028,200.00	United States Dollar	100,000.00	886.35
10/2/2009	Japanese Yen	9,010,700.00	United States Dollar	100,000.00	690.79
10/2/2009	Japanese Yen	17,887,400.00	United States Dollar	200,000.00	(115.81)
10/2/2009	Japanese Yen	1,791,340.00	United States Dollar	20,000.00	17.47
10/2/2009	Japanese Yen	8,982,200.00	United States Dollar	100,000.00	372.32
10/2/2009	Japanese Yen	17,907,000.00	United States Dollar	200,000.00	103.22
10/2/2009	Japanese Yen	17,883,600.00	United States Dollar	200,000.00	(158.27)
10/2/2009	Japanese Yen	1,789,360.00	United States Dollar	20,000.00	(4.65)
10/2/2009	Japanese Yen	89,474,000.00	United States Dollar	1,000,000.00	(165.57)
10/2/2009	Japanese Yen	44,290.00	United States Dollar	493.70	1.22
10/2/2009	Japanese Yen	897,030.00	United States Dollar	10,000.00	23.93
10/2/2009	Japanese Yen	52,320,000.00	Euro	400,000.00	8.34
10/2/2009	Japanese Yen	26,179,200.00	Euro	200,000.00	4.18
10/2/2009	Japanese Yen	26,221,200.00	Euro	200,000.00	4.19
10/2/2009	Japanese Yen	26,212,800.00	Euro	200,000.00	4.19
10/2/2009	Swiss Franc	1,036,280.00	United States Dollar	1,000,000.00	(1,278.13)
10/2/2009	Swiss Franc	1,036,290.00	United States Dollar	1,000,000.00	(1,268.51)
10/2/2009	Swiss Franc	1,170.00	United States Dollar	1,129.67	(2.07)
				Total Unrealized Loss	(11,215.73)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Chariot Absolute Currency Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/23/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/23/09